Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2021
Accounts Receivable [Abstract]
Schedule of accounts receivable consisted
	June 30, 2021	June 30, 2020
Color World platform subscription fees due from App payment collections agent	$3,191,711	$-